Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [line items]
Cash on hand	₽ 5	₽ 6
Total cash and cash equivalents	1,771	3,602
Less allowance for expected credit loss	(65)	(93)
Total cash and cash equivalents, net	1,706	3,509	₽ 1,803	₽ 2,452
Russian rubles [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	849	1,715
U.S. dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	358	1,081
Euro [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	415	640
Other currencies [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	₽ 144	₽ 160